Investment Property (Table)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property explanatory
(1)	Investment property as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023				December 31, 2022
	Acquisition cost		Accumulated depreciation	Carrying amount	Acquisition cost	Accumulated depreciation	Carrying amount
Land	~~W~~	14,199	—	14,199	6,115	—	6,115
Buildings		27,462	(17,220)	10,242	21,490	(14,606)	6,884
Right-of-use assets		16,975	(6,604)	10,371	17,057	(4,919)	12,138

	~~W~~	58,636	(23,824)	34,812	44,662	(19,525)	25,137

(2)	Changes in Investment property for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023
	Beginning balance		Transfer	Depreciation	Ending balance
Land	~~W~~	6,115	8,084	—	14,199
Buildings		6,884	5,343	(1,985)	10,242
Right-of-use assets		12,138	473	(2,240)	10,371

	~~W~~	25,137	13,900	(4,225)	34,812

(In millions of won)
	2022
	Beginning balance		Transfer	Depreciation	Ending balance
Land	~~W~~	6,071	44	—	6,115
Buildings		7,353	564	(1,033)	6,884
Right-of-use assets		9,610	4,124	(1,596)	12,138

	~~W~~	23,034	4,732	(2,629)	25,137